MASSMUTUAL FUNDS
MassMutual Mid Cap Value Fund
(the “Fund”)
Supplement dated March 15, 2022 to the
Prospectus dated February 1, 2022 and the
Summary Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective immediately, the following information supplements similar information for the Fund found under the heading Portfolio Manager(s) in the section titled Management (on page 67 of the Prospectus):
Nathan Rawlins, CFA is a Senior Investment Analyst and a Portfolio Manager at American Century. He has managed the Fund since February 2022.
Effective immediately, the following information supplements the information for American Century Investment Management, Inc. found beginning on page 139 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Nathan Rawlins, CFA
is a portfolio manager of a portion of the Mid Cap Value Fund, which is managed on a team basis. He is jointly and primarily responsible for the day-to-day management of the portfolio. Mr. Rawlins is a Portfolio Manager and Senior Investment Analyst for American Century. Mr. Rawlins joined American Century in 2015 as an investment analyst and became a portfolio manager in 2022.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B300IM-22-03
MCV-22-01

MASSMUTUAL FUNDS
MassMutual Mid Cap Value Fund
(the “Fund”)
Supplement dated March 15, 2022 to the
Statement of Additional Information dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The following information replaces similar information for American Century Investment Management, Inc. (“American Century”) related to the Fund found on page B-322 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of the Mid Cap Value Fund are Phillip N. Davidson, Michael Liss, Nathan Rawlins, Kevin Toney, and Brian Woglom.
The following information supplements the information for American Century on page B-322 in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Nathan Rawlins
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

*
The information provided is as of December 31, 2021.

**
Does not include the Mid Cap Value Fund.

Ownership of Securities:
As of December 31, 2021, Nathan Rawlins did not own any shares of the Mid Cap Value Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-22-02